STATEMENTS OF OPERATIONS - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
STATEMENTS OF OPERATIONS
General and administrative expenses	$ 252,254	$ 1,281,902
Loss from operations	(252,254)	(1,281,902)
Other income:
Interest earned on investments held in Trust Account	16,874	2,843,649
Income before provision for income taxes	(235,380)	1,561,747
Provision for income taxes		(546,045)
Net income (loss)	$ (235,380)	$ 1,015,702
Basic Weighted average shares outstanding common stock	9,182,858	26,851,000
Diluted Weighted average shares outstanding common stock	9,182,858	26,851,000
Basic net income (loss) per common stock	$ (0.03)	$ 0.04
Diluted net income (loss) per common stock	$ (0.03)	$ 0.04